Filed pursuant to Rule 497(e)
                                              1933 Act Registration No. 33-61834
                                               1933 Act Registration No. 2-66885
                                              1933 Act Registration No. 33-40496
                                               1933 Act Registration No. 2-39560
                                               1933 Act Registration No. 2-84589



                       SUPPLEMENT DATED SEPTEMBER 30, 1998
                  TO THE JOINT PROSPECTUS DATED AUGUST 1, 1998
                                       OF
         IAI GROWTH FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS II, INC.)
        IAI REGIONAL FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS IV, INC.)
  IAI CAPITAL APPRECIATION FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS VI, INC.)
    IAI EMERGING GROWTH FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS VI, INC.)
     IAI MIDCAP GROWTH FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS VI, INC.)
   IAI GROWTH AND INCOME FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS VII, INC.)
        IAI VALUE FUND (A PORTFOLIO OF IAI INVESTMENT FUNDS VIII, INC.)


         The following replaces the disclosure on page 37 concerning the management of Fund investments in restricted securities:


Roy Gillson and Curt McLeod have been responsible for Fund investments in restricted securities, including equity and limited partnership interests in privately-held companies and investment partnerships, since September 1998. Mr. Gillson is IAI's Chief Executive Officer and Chief Investment Officer and has been employed by IAI's affiliate, IAI International Ltd., since 1983. Mr. McLeod is an IAI Vice President and equity portfolio manager. Prior to joining IAI in 1997, Mr. McLeod had been a portfolio manager with Piper Jaffray, Inc. since 1986.